(Loss)/earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of (Loss)/Earnings per Share

	2021 million	2020 million	2019 million
Issued ordinary shares at January 1	15,329	12,267	12,267
Effect of issuance of shares	872	1,790	—

Weighted average number of ordinary shares at December 31	16,201	14,057	12,267